Unaudited Condensed Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)
Operating activities:
Net loss	¥ (71,405)	$ (9,847)	¥ (48,815)
Less: net loss from discontinued operations	(27,945)	(3,854)	(39,780)
Net loss from continuing operations	(43,460)	(5,993)	(9,035)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	2,960	408
Share of net loss in equity method investments	95	13
Share-based compensation	2,872	396
Amortization of right of use assets	68	9
Change in fair value of convertible debt			(139)
Deferred tax benefits	(79)	(11)
Changes in operating assets and liabilities:
Prepayment	(699)	(96)	(9,034)
Accounts receivable	(154)	(21)
Accounts receivable-related party	962	133
Inventories	(129)	(18)
Other current assets	742	102	658
Accounts payable	(569)	(78)
Advance from customers	458	63
Accrued expenses and other current liabilities	1,384	191	(155)
Lease liabilities	(60)	(8)
Net cash used in operating activities – continuing operations	(35,609)	(4,910)	(17,705)
Net cash used in operating activities –discontinued operations	(1,669)	(230)	(13,497)
Net cash used in operating activities	(37,278)	(5,140)	(31,202)
Investing activities:
Purchases of property and equipment	(2,355)	(325)
Purchases of intangible assets	(8,980)	(1,238)
Cash acquired from acquisition	1,130	156
Long-term investment	(38,106)	(5,255)
Net cash used in investing activities – continuing operations	(48,311)	(6,662)
Net cash provided by investing activities –discontinued operations	2,095	289	(817)
Net cash used in investing activities	(46,216)	(6,373)	(817)
Financing activities:
Proceeds from private placement	81,643	11,259	30,989
Proceeds from exercising of warrants	6,911	953
Proceeds from exercising of options	228	31
Other long-term liabilities	982	135
Payment to related parties	(549)	(76)	(160)
Net cash provided by financing activities – continuing operations	89,215	12,302	30,829
Net cash used in financing activities –discontinued operations	(2,799)	(386)	(1,589)
Net cash provided by financing activities	86,416	11,916	29,240
Effect of exchange rate changes on cash and cash equivalents	(2,443)	(337)	(362)
Net increase (decrease) in cash and cash equivalents	479	66	(3,141)
Cash and cash equivalents at beginning of period	16	2	3,152
Cash and cash equivalents at end of period	495	68	11
Supplemental disclosure of non-cash activities:
Conversion of convertible loans			27,739
Right of use assets obtained in exchange for lease liabilities			8,954
Receivable from issuance shares for private placement	253	35
Issuances of shares for services	6,385	881
Issuances of shares for acquisitions	68,962	9,510
Additions to intangible assets through accrued expenses and other current liabilities	¥ 1,851	$ 255